MFS® BLENDED RESEARCH CORE EQUITY PORTFOLIO	MFS® INTERNATIONAL GROWTH PORTFOLIO
MFS® BOND PORTFOLIO	MFS® INTERNATIONAL VALUE PORTFOLIO
MFS® CORE EQUITY PORTFOLIO	MFS® MASS. INVESTORS GROWTH STOCK PORTFOLIO
MFS® EMERGING MARKETS EQUITY PORTFOLIO	MFS® MONEY MARKET PORTFOLIO
MFS® GLOBAL GOVERNMENTS PORTFOLIO	MFS® NEW DISCOVERY PORTFOLIO
MFS® GLOBAL GROWTH PORTFOLIO	MFS® RESEARCH INTERNATIONAL PORTFOLIO
MFS® GLOBAL RESEARCH PORTFOLIO	MFS® STRATEGIC INCOME PORTFOLIO
MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO	MFS® TECHNOLOGY PORTFOLIO
MFS® GOVERNMENT SECURITIES PORTFOLIO	MFS® UTILITIES PORTFOLIO
MFS® HIGH YIELD PORTFOLIO	MFS® VALUE PORTFOLIO

Effective immediately, the sub-sections entitled “Compensation,” “Ownership of Fund Shares,” and “Other Accounts” in Appendix D entitled “Appendix D - Portfolio Manager(s),” are restated, with respect to MFS Global Tactical Allocation Portfolio only, as follows:

Compensation
Portfolio manager compensation is reviewed annually. As of December 31, 2012, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2012*, the following benchmarks were used to measure the following portfolio managers' performance for the following Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Global Tactical Allocation Portfolio	Nevin P. Chitkara	MSCI World Index
	Steven R. Gorham	MSCI World Index
	Richard O. Hawkins	Barclay's Global Aggregate Index Hedged
	Benjamin Nastou	MSCI World Index Barclay's Global Aggregate Index Hedged Lipper Mixed-Asset Target Allocation Conservative Funds
	Natalie I. Shapiro	MSCI World Index Barclay's Global Aggregate Index Hedged Lipper Mixed-Asset Target Allocation Conservative Funds
	Benjamin Stone	MSCI World Index
	Erik S. Weisman	Barclay's Global Aggregate Index Hedged
	Barnaby Wiener	MSCI World Index (gross div)

* As of December 31, 2012, no benchmarks were used to measure the performance of Pilar Gomez-Bravo and Robert D. Persons for the MFS Global Tactical Allocation Portfolio because they were not portfolio managers of the Fund at that time.

Additional or different benchmarks, including versions of indices, custom indices, and linked indices that include performance of different indices for different portions of the time period, may also be used. Primary weight is given to portfolio performance over a three-year time period with

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lesser consideration given to portfolio performance over one and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares
The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of  December 31, 2012. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

N - Because the Fund serves as an underlying investment vehicle for variable annuity and life contracts, the portfolio managers are not eligible to invest directly in the Fund.  Therefore, no portfolio manager owned shares of the Fund.

Other Accounts
In addition to the Fund, the Fund’s portfolio manager(s) is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate, the number and assets of which, as of the Fund's fiscal year ended December 31, 2012, were as follows:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
MFS Global Tactical Allocation Portfolio	Nevin P. Chitkara	Registered Investment Companies*	20	$44.8 billion
		Other Pooled Investment Vehicles	6	$3.0 billion
		Other Accounts	38	$12.5 billion

	Pilar Gomez-Bravo(1)	Registered Investment Companies*	4	$3.2 billion
		Other Pooled Investment Vehicles	1	$1.8 billion
		Other Accounts	1	$18.8 million

	Steven R. Gorham	Registered Investment Companies*	19	$44.7 billion
		Other Pooled Investment Vehicles	5	$3.0 billion
		Other Accounts	38	$12.5 billion

	Richard O. Hawkins	Registered Investment Companies*	12	$18.4 billion
		Other Pooled Investment Vehicles	1	$1.2 billion
		Other Accounts	5	$664.8 million

	Benjamin R. Nastou	Registered Investment Companies*	4	$1.6 billion
		Other Pooled Investment Vehicles	2	$183.4 million
		Other Accounts	0	N/A

	Robert D. Persons(1)	Registered Investment Companies*	11	$13.3 billion

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Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets
		Other Pooled Investment Vehicles	3	$2.4 billion
		Other Accounts	4	$693.3 million

	Natalie I. Shapiro	Registered Investment Companies*	5	$1.7 billion
		Other Pooled Investment Vehicles	2	$183.4 million
		Other Accounts	0	N/A

	Benjamin Stone	Registered Investment Companies*	8	$12.0 billion
		Other Pooled Investment Vehicles	5	$2.9 billion
		Other Accounts	26	$5.1 billion

	Erik S. Weisman	Registered Investment Companies*	13	$6.5 billion
		Other Pooled Investment Vehicles	3	$1.6 billion
		Other Accounts	1	$7.5 million

	Barnaby Wiener	Registered Investment Companies*	8	$12.0 billion
		Other Pooled Investment Vehicles	5	$1.7 billion
		Other Accounts	21	$4.6 billion

*     Includes the Fund.

(1)	Ms. Pilar Gomez-Bravo and Mr. Robert D. Persons became Portfolio Managers of MFS Global Tactical Allocation Portfolio on August 1, 2013. Information is as of August 31, 2013.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

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